Margaret Gallardo-Cortez
Assistant Vice President & Associate Counsel
Phone:  608.231.7579
Fax:    608.236.7579
E-mail: margaret.gallardocortez@cunamutual.com




                                                 March 5, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:  MEMBERS Mutual Funds (File No. 333-29511)

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated February 28, 2003 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-7579.

                                Sincerely,

                                Margaret Gallardo-Cortez
                                Assistant Vice President & Associate Counsel